Inventory (Tables)	3 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory
As of March 31, 2017 and December 31, 2016, inventory consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Natural gas	$19	$15
LNG	22	45
Materials and other	46	37
Total inventory	$87	$97